Earnings Per Share	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

The following table shows the information used in the calculation of our basic and diluted earnings per share as of December 31:

	At December 31,
	2010	2011	2012
	(Dollars in thousands)
Weighted average common shares outstanding for basic calculation	122,620,950	145,156,045	138,551,804
Add: Effect of stock options and restricted stock	831,615	1,246,241	1,148,300
Weighted average common shares outstanding for diluted calculation	123,452,565	146,402,286	139,700,104

Basic earnings per common share are calculated by dividing net income by the weighted average number of common shares outstanding. Diluted earnings per share are calculated by dividing net income by the sum of the weighted average number of common shares outstanding plus the additional common shares that would have been outstanding if potentially dilutive securities had been issued.
The weighted average common shares outstanding for the diluted earnings per share calculation excludes consideration of stock options covering 453,700 shares in 2010, 226,897 shares in 2011 and 865,844 shares in 2012, as the exercise prices were greater than the weighted average market price of our common stock for that period.
During 2012, we repurchased, in the open market, ten million shares under a previously announced share repurchase program authorized by the Board of Directors. These share repurchases represented a financing cash outflow of $101.7 million for 2012. These share repurchases decreased the weighted average shares outstanding by 5.6 million shares for 2012.
Earnings per Share
The following table shows the information used in the calculation of our share counts for basic and diluted earnings per share:

	For the Three Months Ended
	March 31,
	2012	2013
Weighted average common shares outstanding for basic calculation	143,795,454	134,645,729
Add: Effect of stock options and restricted stock	703,313	186,829
Weighted average common shares outstanding for diluted calculation	144,498,767	134,832,558

Basic earnings per common share are calculated by dividing net income by the weighted average number of common shares outstanding. Diluted earnings per share are calculated by dividing net income by the sum of the weighted average number of common shares outstanding plus the additional common shares that would have been outstanding if potentially dilutive securities had been issued.
The weighted average common shares outstanding for the diluted earnings per share calculation excludes consideration of stock options covering 461,197 shares in the three months ended March 31, 2012, as the exercise prices were greater than the weighted average market price of our common stock for that period. The weighted average common shares outstanding for the diluted earnings per share calculation excludes consideration of stock options covering 1,594,615 shares in the three months ended March 31, 2013 with exercise prices greater than the weighted average market price of our common stock for that period.